Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit before tax		$ 21,556	$ 21,657
Adjustments for non-cash items:
Depreciation, amortisation and impairment		1,969	1,591
Net gain from investing activities		(34)	(41)
Share of profit in associates and joint ventures		(1,626)	(1,583)
Net gain on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		(3,199)	(3,604)
Change in expected credit losses gross of recoveries and other credit impairment charges		1,192	1,482
Provisions including pensions		15	148
Share-based payment expense		274	228
Other non-cash items included in profit before tax		(4,237)	(1,661)
Elimination of exchange differences	[1]	18,406	(6,558)
Change in operating assets	[2]	(41,493)	(52,745)
Change in operating liabilities		36,486	72,836
Dividends received from associates		130	124
Contributions paid to defined benefit plans		(76)	(87)
Tax paid		(2,664)	(1,664)
Net cash from operating activities		26,699	30,123
Cash flows from investing activities
Purchase of financial investments		(259,999)	(298,182)
Proceeds from the sale and maturity of financial investments		223,443	263,838
Net cash flows from the purchase and sale of property, plant and equipment		(464)	(329)
Net investment in intangible assets		(1,058)	(1,123)
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[3]	9,891	1,243
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[3]	(10,612)	(15)
Net cash from investing activities		(38,799)	(34,568)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		1,106	1,996
Cancellation of shares		(5,330)	(1,273)
Net sales/(purchases) of own shares for market-making and investment purposes		(494)	(823)
Redemption of preference shares and other equity instruments		0	(2,350)
Subordinated loan capital issued		2,611	2,744
Subordinated loan capital repaid		(2,000)	(1,044)
Dividends paid to shareholders of the parent company and non-controlling interests		(12,685)	(7,508)
Net cash from financing activities		(16,792)	(8,258)
Net increase in cash and cash equivalents		(28,892)	(12,703)
Cash and cash equivalents at the beginning of the period		490,933	521,671
Exchange differences in respect of cash and cash equivalents		(13,057)	8,565
Cash and cash equivalents at the end of the period	[4]	$ 448,984	$ 517,533

[1]	Adjustments to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Includes net settlement of the foreign exchange hedge of the proceeds from the sale of our banking business in Canada, with a $255m gain in 1H24 (1H23: $284m loss).
[3]	The ‘Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures’ includes $9.3bn of net cash inflow on the sale of our banking business in Canada in March 2024. In 1H23, it included $1.2bn of net cash inflow on acquisition of Silicon Valley Bank UK Limited in March 2023. The
‘Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures includes $10.6bn of net cash outflow on the sale of our retail banking operations in France in January 2024.

[4]	Includes $1.7bn (1H23: $7.5bn) of cash and cash equivalents classified as held for sale